Long Term Debt and Loan Commitment (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Debt Disclosure [Abstract]
Schedule of Long Term Debt
Long-term debt, net consists of the following (in thousands):

	June 30, 2021	March 31, 2021

Principal amount	$195,200	$170,100
Exit fee / end of term charge	5,000	1,390
Less: unamortized debt discount and issuance costs	(13,850)	(1,210)

Total debt, net	186,350	170,280
Less: current portion	—	—

Total long-term debt, net	$186,350	$170,280

Long-term debt, net consists of the following (in thousands):

	March 31, 2021	March 31, 2020
Principal amount	$171,490	$110,490
Less: unamortized debt discount and issuance costs	(1,210)	(1,898)

Total debt, net	170,280	108,592
Less: current portion	—	—

Total long-term debt, net	$170,280	$108,592

Schedule of Company's Annual Payments
Annual maturities, including the end of term charge, of debt outstanding as of March 31, 2021 are as follows (in thousands). Long-term debt held by Dermavant for which the fair value option has been elected is excluded from the below as the repayment terms are variable.

Years Ending March 31,
2022	$3,129
2023	13,306
2024	4,955
2025	—
2026	—
Thereafter	—

Total	$21,390